Quarterly Report
July 31, 2019
MFS®  Global Equity Fund

Portfolio of Investments
7/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 4.3%
Honeywell International, Inc.	426,345	$73,527,459
MTU Aero Engines AG	86,258	21,574,608
United Technologies Corp.	222,765	29,761,404
		$124,863,471
Airlines – 1.1%
Aena S.A.	186,992	$33,707,198
Alcoholic Beverages – 5.8%
Ambev S.A.	2,159,578	$11,391,069
Carlsberg Group	143,883	19,622,971
Diageo PLC	1,501,128	62,634,092
Heineken N.V.	254,649	27,331,486
Pernod Ricard S.A.	284,192	49,759,510
		$170,739,128
Apparel Manufacturers – 4.2%
Burberry Group PLC	598,766	$16,334,584
Compagnie Financiere Richemont S.A.	354,971	30,297,729
LVMH Moet Hennessy Louis Vuitton SE	184,932	76,468,130
		$123,100,443
Automotive – 0.8%
Aptiv PLC	172,323	$15,104,111
Harley-Davidson, Inc.	231,366	8,278,275
		$23,382,386
Broadcasting – 3.8%
Omnicom Group, Inc.	175,373	$14,068,422
Walt Disney Co.	473,389	67,699,361
WPP Group PLC	2,447,922	28,819,923
		$110,587,706
Brokerage & Asset Managers – 1.0%
Deutsche Boerse AG	86,891	$12,148,587
TD Ameritrade Holding Corp.	311,374	15,911,211
		$28,059,798
Business Services – 7.5%
Accenture PLC, “A”	403,064	$77,622,065
Adecco S.A.	246,754	13,469,449
Brenntag AG	308,703	15,169,582
Cognizant Technology Solutions Corp., “A”	467,858	30,476,270
Compass Group PLC	1,305,219	32,900,305
Equifax, Inc.	201,632	28,044,995
PayPal Holdings, Inc. (a)	191,222	21,110,909
		$218,793,575
Cable TV – 3.0%
Comcast Corp., “A”	2,025,412	$87,437,036
Chemicals – 2.6%
3M Co.	237,911	$41,567,810
PPG Industries, Inc.	302,327	35,490,167
		$77,057,977

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.7%
Check Point Software Technologies Ltd. (a)	299,969	$33,581,530
Oracle Corp.	793,790	44,690,377
		$78,271,907
Computer Software - Systems – 0.9%
Olympus Corp.	2,297,100	$25,084,488
Consumer Products – 5.2%
Colgate-Palmolive Co.	462,701	$33,194,170
Essity AB	2,080,140	61,797,495
Reckitt Benckiser Group PLC	731,861	56,711,828
		$151,703,493
Electrical Equipment – 3.8%
Amphenol Corp., “A”	164,901	$15,388,561
Legrand S.A.	411,381	28,999,988
Resideo Technologies, Inc. (a)	72,442	1,366,256
Schneider Electric SE	744,495	64,098,875
		$109,853,680
Electronics – 1.9%
Hoya Corp.	287,000	$22,050,497
Microchip Technology, Inc.	136,154	12,855,661
Samsung Electronics Co. Ltd.	567,246	21,642,306
		$56,548,464
Food & Beverages – 5.4%
Danone S.A.	617,851	$53,567,423
Kellogg Co.	389,028	22,649,210
Nestle S.A.	779,666	82,736,180
		$158,952,813
Gaming & Lodging – 0.9%
Marriott International, Inc., “A”	113,029	$15,717,813
Sands China Ltd.	1,043,600	5,044,085
Wynn Resorts Ltd.	42,115	5,477,898
		$26,239,796
Insurance – 1.2%
Aon PLC	182,811	$34,596,982
Internet – 0.9%
eBay, Inc.	648,985	$26,731,692
Machinery & Tools – 1.2%
Kubota Corp.	2,296,300	$35,583,744
Major Banks – 4.4%
Bank of New York Mellon Corp.	840,844	$39,452,400
Goldman Sachs Group, Inc.	148,914	32,780,439
State Street Corp.	595,686	34,603,400
UBS Group AG	2,081,429	23,128,472
		$129,964,711
Medical Equipment – 14.4%
Abbott Laboratories	550,122	$47,915,626
Cooper Cos., Inc.	105,639	35,642,599
EssilorLuxottica	84,555	11,381,383

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Medtronic PLC	882,722	$89,984,681
Sonova Holding AG	29,800	6,876,577
Stryker Corp.	276,473	57,998,506
Thermo Fisher Scientific, Inc.	324,481	90,101,884
Waters Corp. (a)	129,818	27,334,478
Zimmer Biomet Holdings, Inc.	396,284	53,549,857
		$420,785,591
Network & Telecom – 0.9%
Cisco Systems, Inc.	498,758	$27,631,193
Oil Services – 0.6%
National Oilwell Varco, Inc.	197,012	$4,692,826
NOW, Inc. (a)	115,055	1,409,424
Schlumberger Ltd.	294,682	11,778,439
		$17,880,689
Other Banks & Diversified Financials – 5.7%
American Express Co.	314,902	$39,164,362
Erste Group Bank AG	269,359	9,672,973
Grupo Financiero Banorte S.A. de C.V.	1,358,254	6,838,137
Julius Baer Group Ltd.	258,078	11,026,553
Kasikornbank PLC	931,980	5,233,360
Visa, Inc., “A”	538,318	95,820,604
		$167,755,989
Pharmaceuticals – 4.3%
Bayer AG	720,814	$46,879,039
Johnson & Johnson	79,533	10,356,787
Merck KGaA	207,733	21,284,965
Roche Holding AG	176,155	47,166,315
		$125,687,106
Railroad & Shipping – 3.9%
Canadian National Railway Co.	593,246	$56,127,004
Kansas City Southern Co.	460,930	57,035,478
		$113,162,482
Restaurants – 0.5%
Whitbread PLC	283,614	$15,561,165
Specialty Chemicals – 4.4%
Akzo Nobel N.V.	414,141	$39,066,034
L'Air Liquide S.A.	215,130	29,690,352
Linde PLC	244,551	47,155,544
Linde PLC	72,268	13,823,423
		$129,735,353
Specialty Stores – 0.4%
Hermes International	9,338	$6,562,385
Sally Beauty Holdings, Inc. (a)	370,103	5,085,215
		$11,647,600
Trucking – 1.7%
United Parcel Service, Inc., “B”	408,253	$48,773,986
Total Common Stocks		$2,909,881,642

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 2.31% (v)	13,459,826	$13,459,826

Other Assets, Less Liabilities – 0.1%		4,165,175
Net Assets – 100.0%		$2,927,506,643
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $13,459,826 and $2,909,881,642, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$1,583,703,722	$47,155,543	$—	$1,630,859,265
France	—	320,528,046	—	320,528,046
Switzerland	6,876,577	207,824,697	—	214,701,274
United Kingdom	56,711,828	156,250,068	—	212,961,896
Germany	74,197,208	42,859,573	—	117,056,781
Japan	—	82,718,730	—	82,718,730
Netherlands	—	66,397,521	—	66,397,521
Sweden	—	61,797,495	—	61,797,495
Canada	56,127,004	—	—	56,127,004
Other Countries	61,483,709	85,249,921	—	146,733,630
Mutual Funds	13,459,826	—	—	13,459,826
Total	$1,852,559,874	$1,070,781,594	$—	$2,923,341,468
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,015,260	$284,945,156	$275,506,282	$5,695	$(3)	$13,459,826
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$260,313	$—

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2019, are as follows:
United States	56.3%
France	10.9%
Switzerland	7.3%
United Kingdom	7.3%
Germany	4.0%
Japan	2.8%
Netherlands	2.3%
Sweden	2.1%
Canada	1.9%
Other Countries	5.1%